Income Taxes - Components of Income Tax Expense (Details 5) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current:
Federal			$ (3.4)	$ 0	$ 0
State			0.2	1.0	(2.1)
Foreign			1.9	1.9	1.8
Noncontrolling interests			0	17.6	(2.8)
Deferred:
Federal			14.0	31.5	(84.9)
State			1.2	2.8	(6.0)
Amount allocated to other comprehensive income			(22.7)	0	0
Change in valuation allowance on beginning-of-the-year deferred tax assets			(1.6)	735.2	0
Income tax expense (benefit)	$ 1.8	$ (2.8)	$ (10.4)	$ 790.0	$ (94.0)